Retirement Benefit Plans , Other Disclosures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 30, 2010	Apr. 25, 2014 PIA	Apr. 26, 2013 PIA	Apr. 27, 2012 PIA	Apr. 25, 2014 U.S. Pension Benefits	Apr. 26, 2013 U.S. Pension Benefits	May 01, 2005 U.S. Pension Benefits plan	Apr. 25, 2014 U.S. Pension Benefits Minimum	Apr. 25, 2014 Post-Retirement Benefits	Apr. 26, 2013 Post-Retirement Benefits
Retirement Benefit Plans Disclosure
Cost of retirement benefit plans	$ 419	$ 419	$ 319
Underfunded status of the plan	(488)	(584)						(286)	(437)			(60)	(69)
Non-cash charge due to PPACA and Reconciliation Act				15
Defined Benefit Plan, Funded Percentage											80.00%
Plan funded percentage description	in excess of 80 percent
Expected decline in healthcare cost trend rates of 5 year period	The trend rates are expected to decline to 5.0 percent over a five-year period.
Decline in ultimate health care cost trend rate												5.00%
Period of ultimate trend rate												5 years
Defined Contribution Savings Plan
Expense under defined contribution plans	$ 145	$ 163	$ 106		$ 50	$ 50	$ 48
Number of new plans created										2
Treasury bond rate of guaranteed rate of return	10 years